Long-Term Debt And Note Payable To Bank (Narrative) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis	Advances under the Commercial Loan accrue interest at the greater of (x) LIBOR plus 2.0%, or (y) 3.0%
Aggregate maturities of long-term debt in 2013	$ 247,739
Aggregate maturities of long-term debt in 2014	1,258,627
Aggregate maturities of long-term debt in 2015	269,994
Aggregate maturities of long-term debt in 2016	280,997
Aggregate maturities of long-term debt in 2017	294,211
Commercial Loan [Member]
Debt Instrument [Line Items]
Line of credit facility, amount outstanding	1,000,000
Line of credit facility, remaining borrowing capacity	5,000,000	6,000,000
Debt instrument, maturity date	May 31, 2014
Line of credit facility, maximum amount outstanding during period	$ 6,000,000
Debt instrument, interest rate, stated percentage rate range, maximum	3.00%
Commercial Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.00%
Certain Receivables [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity, percentage of related category used for calculation	85.00%
Virginia Real Estate Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	4.25%
Debt instrument, maturity date	Apr. 30, 2018
North Carolina Real Estate Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	4.25%
Debt instrument, maturity date	Apr. 30, 2018